Other Current and Non-current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Other Current Liabilities
As of December 31, 2022 and 2021, consolidated other current liabilities were as follows:

	2022	2021
Provisions 1	$620	620
Interest payable	96	92
Other accounts payable and accrued expenses 2	216	233
Contract liabilities with customers (note 3) 3	293	257

	$1,225	1,202

1
Current provisions primarily consist of accrued employee benefits, insurance payments, accruals for legal assessments and others. These amounts are revolving in nature and are expected to be settled and replaced by similar amounts within the next 12 months.

2	As of December 31, 2022 and 2021, includes $6 and $7, respectively, of the current portion of other taxes payable in Mexico.
3
As of December 31, 2022 and 2021, contract liabilities with customers included $253 and $219, respectively, of advances received from customers, as well as in 2022 and 2021 the current portion of deferred revenues in connection with advances under long-term clinker supply agreements of $5 and $4, respectively.

Summary of Other Non-current Liabilities
As of December 31, 2022 and 2021, consolidated other
non-current
liabilities were as follows:

	2022	2021
Asset retirement obligations 1	$465	553
Accruals for legal assessments and other responsibilities 2	41	48
Non-current liabilities for valuation of derivative instruments	2	30
Environmental liabilities 3	233	276
Other non-current liabilities and provisions 4, 5	324	391

	$1,065	1,298

1
Provisions for asset retirement include future estimated costs for demolition, cleaning and reforestation of production sites at the end of their operation, which are initially recognized against the related assets and are depreciated over their estimated useful life.

2	Provisions for legal claims and other responsibilities include items related to tax contingencies.
3
Environmental liabilities include future estimated costs arising from legal or constructive obligations, related to cleaning, reforestation and other remedial actions to remediate damage caused to the environment. The expected average period to settle these obligations is greater than 15 years.

4	As of December 31, 2021, includes $6 of the non-current p orti on of taxes payable in Mexico.
5
As of December 31, 2022 and 2021, the balance includes deferred revenues of $27 and $32, respectively, that are amortized to the income statement as deliverables are fulfilled over the maturity of long-term clinker supply agreements.

Summary of Changes in Consolidated Other Current and Non-Current Liabilities
Changes in consolidated other current and
non-current
liabilities for the years ended December 31, 2022 and 2021, were as follows:

	2022
	Asset retirement obligations	Environmental liabilities	Accruals for legal proceedings	Valuation of derivative instruments	Other liabilities and provisions	Total	2021
Balance at beginning of period	$553	276	48	37	1,043	1,957	1,756
Additions or increase in estimates	22	1	11	25	211	270	595
Releases or decrease in estimates	(119)	(37)	(17)	(29)	(284)	(486)	(301)
Business combinations	6	—	—	—	—	6	—
Reclassifications	34	—	—	—	(26)	8	4
Accretion expense	(24)	—	(4)	—	(30)	(58)	(28)
Foreign currency translation	(7)	(7)	3	17	23	29	(69)

Balance at end of period	$465	233	41	50	937	1,726	1,957

Out of which:
Current provisions	$—	—	—	48	613	661	659